Property and Equipment (Details) - USD ($)	Sep. 30, 2016	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 2,201,846	$ 1,599,699
Less accumulated depreciation and amortization			(1,086,632)	(674,528)
Property, Plant and Equipment, Net	$ 691,082	$ 865,716	1,115,214	925,171
Medical Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			1,195,467	801,463
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			142,827	150,411
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			523,571	307,844
Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			307,851	307,851
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			$ 32,130	$ 32,130